Financial assets at fair value through profit or loss (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial assets at fair value through profit or loss
Financial assets held for trading	€ 6,902	€ 6,439
Financial assets at fair value through profit or loss	6,991	6,797
Bonds issued by sovereign states
Financial assets at fair value through profit or loss
Financial assets held for trading	734	965
Other securities
Financial assets at fair value through profit or loss
Financial assets held for trading	6,168	5,474
Other financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	€ 89	€ 358